Annual Total Returns (Bar Chart) - Smaller Company Growth Trust (Smaller Company Growth Trust, Series NAV, Smaller Company Growth Trust)	12 Months Ended
May 01, 2011
Smaller Company Growth Trust | Series NAV, Smaller Company Growth Trust
Bar Chart Table:
2009	34.78%
2010	25.12%